Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Issued capital	Share premium		Capital and other reserves		Share option reserve		Retirement benefit reserve		Exchange fluctuation reserve		Accumulated losses		Total
Balance at Dec. 31, 2021	$ 265	$ 108,515,276		$ 23,747		$ 16,536,912		$ 27,292		$ (622,481)		$ (116,378,421)		$ 8,102,590
Loss for the period												(49,441,815)		(49,441,815)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations										3,088,057				3,088,057
Remeasurement losses on defined benefit plan, net of tax								42,103						42,103
Total comprehensive loss for the period								42,103		3,088,057		(49,441,815)		(46,311,655)
Issue of shares	1,755	39,598,355												39,600,110
Equity-settled share-based payment arrangements						14,430,835								14,430,835
Balance at Dec. 31, 2022	2,020	148,113,631	[1]	23,747	[1]	30,967,747	[1]	69,395	[1]	2,465,576	[1]	(165,820,236)	[1]	15,821,880
Loss for the period												(172,600,513)		(172,600,513)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations										(820,391)				(820,391)
Remeasurement losses on defined benefit plan, net of tax								(29,965)						(29,965)
Total comprehensive loss for the period								(29,965)		(820,391)		(172,600,513)		(173,450,869)
Scrip dividend for Preference Shares	46	(46)
Shares issued pursuant to share-based payment arrangement	3	2,358,717				(2,358,720)
Shares issued upon exercise of Class C warrants	2,718	51,347,266												51,349,984
Capital Reorganization - Share Exchange	(3,317)	3,317
Repurchase and cancellation of Old Class A Ordinary Shares		(14,170)												(14,170)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown	2,497	153,544,381												153,546,878
Reclassification of warrant liabilities				12,049,646										12,049,646
Shares issued for the settlement of expenses	32	499,968												500,000
Shares issued upon the exercise of call option for loan notes	201	12,332,834												12,333,035
Reclassification of liabilities for long-term employee benefits				318,921										318,921
Equity-settled share-based payment arrangements						6,629,044								6,629,044
Balance at Dec. 31, 2023	4,200	368,185,898	[1]	12,392,314	[1]	35,238,071	[1]	39,430	[1]	1,645,185	[1]	(338,420,749)	[1]	79,084,349
Loss for the period												(25,322,745)		(25,322,745)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations										4,991,757				4,991,757
Remeasurement losses on defined benefit plan, net of tax								(5,050)						(5,050)
Total comprehensive loss for the period								(5,050)		4,991,757		(25,322,745)		(20,336,038)
Shares issued pursuant to share-based payment arrangement	137	968,541		(301,768)		(666,455)								455
Equity-settled share-based payment arrangements						1,637,724								1,637,724
Balance at Jun. 30, 2024	4,337	369,154,439		12,090,546		36,209,340		34,380		6,636,942		(363,743,494)		60,386,490
Balance at Dec. 31, 2023	4,200	368,185,898	[1]	12,392,314	[1]	35,238,071	[1]	39,430	[1]	1,645,185	[1]	(338,420,749)	[1]	79,084,349
Loss for the period												(37,787,339)		(37,787,339)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations										3,738,760				3,738,760
Remeasurement losses on defined benefit plan, net of tax								11,731						11,731
Total comprehensive loss for the period								11,731		3,738,760		(37,787,339)		(34,036,848)
Shares issued pursuant to share-based payment arrangement	159	787,437				(787,437)								159
Issuance of share for settlement of long-term employee benefit	4	301,765		(301,769)
Equity-settled share-based payment arrangements						3,179,214								3,179,214
Balance at Dec. 31, 2024	4,363	369,275,100	[1]	12,090,545	[1]	37,629,848	[1]	51,161	[1]	5,383,945	[1]	(376,208,088)	[1]	48,226,874
Loss for the period												(2,233,386)		(2,233,386)
Other comprehensive income/(loss) for the period:
Exchange differences on translation of foreign operations										(3,818,542)				(3,818,542)
Remeasurement losses on defined benefit plan, net of tax								39,564						39,564
Total comprehensive loss for the period								39,564		(3,818,542)		(2,233,386)		(6,012,364)
Shares issued pursuant to share-based payment arrangement	155	3,457,209				(3,457,209)								155
Equity-settled share-based payment arrangements						745,096				(28,669)				716,427
Balance at Jun. 30, 2025	$ 4,518	$ 372,732,309		$ 12,090,545		$ 34,917,735		$ 90,725		$ 1,536,734		$ (378,441,474)		$ 42,931,092

[1]	These reserves accounts comprise the consolidated reserves of US$48,222,511 (2023: US$79,080,149; 2022: US$15,819,860) in the consolidated statements of financial position.